Norwood Financial Corp (Parent Company Only) Financial Information (Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Cash on deposit in bank subsidiary	$ 10,867	$ 8,974
Securities available for sale	145,390	150,181
Other assets	4,313	5,656
Total Assets	672,299	668,814
Liabilities	579,878	580,753
Stockholders' equity	92,421	88,061	67,698	64,471
Total Liabilities and Stockholders' Equity	672,299	668,814
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash on deposit in bank subsidiary	1,120	1,230
Securities available for sale	319	238
Investment in bank subsidiary	88,412	84,187
Other assets	3,591	3,434
Total Assets	93,442	89,089
Liabilities	1,021	1,028
Stockholders' equity	92,421	88,061
Total Liabilities and Stockholders' Equity	$ 93,442	$ 89,089